NOTES PAYABLE (Details Narrative 1) - USD ($)						1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 15, 2018	Dec. 15, 2017	Oct. 16, 2017	Mar. 14, 2017	Dec. 28, 2016	Sep. 30, 2018	Jun. 30, 2017	Aug. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Nov. 30, 2016	Sep. 30, 2018	Sep. 30, 2017	Jun. 01, 2019	Jan. 02, 2019	Jun. 30, 2018	May 01, 2018	Apr. 28, 2018	Dec. 31, 2016
Warrant exercise price						$ 0.15								$ 0.15
Loss on Debt Extinguishment									$ (5,099,340)	$ (217,141)	$ (5,099,340)	$ (217,141)		$ (526,459)	$ (89,701)
Stock Price																$ 0.075	$ 0.045		$ 0.065
Amortization of debt discount											11,449	175,634		254,501	810,540
Interest expense									$ 106,152	$ 227,489	204,309	$ 452,566		780,513	1,324,127
Stock issued						4,000,000
Fair value of warrants											$ 16,992			$ 136,827
March 2017 Promissory Notes [Member] | Private Placement [Member]
Proceeds from issuance of convertible notes and warrants				$ 100,000
Interest rate				6.00%
Conversion price				$ 0.02
Amount allocated to debt				$ 69,000
Amount allocated to warrants				$ 14,000
Percentage of original warrants issued				10.00%
Beneficial conversion feature				$ 69,000
Debt discount				111,000
Amortization of debt discount															$ 106,000
Debt face amount				111,000
Additional funding available				350,000
Amount allocated to restricted stock				$ 17,000
Number of shares converted into stock															1,500,000
Amount of balance															$ 81,111
March 2017 Promissory Notes [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued				1,000,000
March 2017 Promissory Notes [Member] | Private Placement [Member] | Warrants [Member]
Number of warrants issued				1,100,000
Warrant exercise price				$ 0.10
Warrant term				5 years
Dec 2016 Promissory Notes [Member] | Private Placement [Member]
Proceeds from issuance of convertible notes and warrants					$ 50,000
Interest rate					6.00%
Conversion price					$ 0.02
Amount allocated to debt					$ 34,000
Amount allocated to warrants					$ 8,000
Percentage of original warrants issued					10.00%
Beneficial conversion feature					$ 33,571
Debt discount					55,555
Amortization of debt discount															55,555
Interest expense															$ 3,333
Debt face amount					56,000
Additional funding available					450,000
Amount allocated to restricted stock					$ 8,000
Number of shares converted into stock															5,500,000
Dec 2016 Promissory Notes [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued					500,000
Dec 2016 Promissory Notes [Member] | Private Placement [Member] | Warrants [Member]
Number of warrants issued					550,000
Warrant exercise price					$ 0.10
Warrant term					5 years
June - Nov 2016 Promissory Notes [Member]
Proceeds from issuance of convertible notes and warrants													$ 837,000
Maturity term													1 year
Interest rate													8.00%
Conversion price													$ 0.025
Qualified equity financing amount													$ 3,000,000
Amount allocated to debt													385,000
Amount allocated to warrants													452,000
Beneficial conversion feature													385,000
Debt discount													837,000
June - Nov 2016 Promissory Notes [Member] | Related Parties [Member]
Proceeds from issuance of convertible notes and warrants													222,000
Extinguishment of related party payables													$ 70,000
June - Nov 2016 Promissory Notes [Member] | Warrants [Member]
Number of warrants issued	2,800,000												27,900,000
Warrant exercise price	$ 0.10												$ 0.03
Warrant term													3 years
Percentage of original warrants issued	10.00%
Fair value of warrants	$ 217,000
Warrants outstanding						27,600,000								27,600,000
June - Nov 2016 Promissory Notes [Member] | Warrants [Member] | Related Parties [Member]
Number of warrants issued													7,400,000
June - Nov 2016 Promissory Notes [Member] | June 2017 Warrants [Member]
Number of warrants issued							7,000,000
Warrant exercise price							$ 0.03
Loss on Debt Extinguishment							$ (50,701)
Percentage of original warrants issued							25.00%
Dec 2016 Promissory Notes [Member] | January 2018 Warrants [Member]
Number of warrants issued								3,750,000
Loss on Debt Extinguishment								$ 39,000
Percentage of original warrants issued								25.00%
Fair value of warrants								$ 51,000
Dec 2016 Promissory Notes [Member] | Private Placement [Member]
Warrant exercise price																					$ 0.10
October 2017 Promissory Notes [Member] | Private Placement [Member]
Proceeds from issuance of convertible notes and warrants			$ 100,000
Interest rate			6.00%
Conversion price			$ 0.02
Amount allocated to debt			$ 59,000
Amount allocated to warrants			$ 20,000
Percentage of original warrants issued			10.00%
Beneficial conversion feature			$ 59,000
Debt discount			110,000
Debt face amount			110,000
Additional funding available			250,000
Amount allocated to restricted stock			$ 21,000
Accrued interest paid																				$ 5,800,000
October 2017 Promissory Notes [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued			1,000,000
October 2017 Promissory Notes [Member] | Private Placement [Member] | Warrants [Member]
Number of warrants issued			1,100,000
Warrant exercise price			$ 0.10
Warrant term			5 years
December 2017 Promissory Notes [Member] | Private Placement [Member]
Proceeds from issuance of convertible notes and warrants		$ 100,000
Interest rate		6.00%
Conversion price		$ 0.02
Amount allocated to debt		$ 44,981
Amount allocated to warrants		$ 27,000
Percentage of original warrants issued		10.00%
Beneficial conversion feature		$ 45,000
Debt discount		110,000
Debt face amount		110,000
Additional funding available		150,000
Amount allocated to restricted stock		$ 28,000
Accrued interest paid																		$ 5,800,000
December 2017 Promissory Notes [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued		1,000,000
December 2017 Promissory Notes [Member] | Private Placement [Member] | Warrants [Member]
Number of warrants issued		1,100,000
Warrant exercise price		$ 0.10
Warrant term		5 years